Summary of accounting policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Allowance for Doubtful Accounts
The following table summarizes the activity in Nextracker’s allowance for doubtful accounts during fiscal years 2023, 2022, and 2021:

(In thousands)	Balance at beginning of year	Charges/ (recoveries) to costs and expenses	Deductions/ Write-Offs	Balance at end of year

Allowance for doubtful accounts:
Year ended March 31, 2021(1)	$1,214	$2,440	$(59)	$3,595
Year ended March 31, 2022	$3,595	$(21)	$—	$3,574
Year ended March 31, 2023	$3,574	$(1,054)	$(752)	$1,768

(1)	Charges incurred during fiscal year 2021 are primarily for costs and expenses related to various distressed customers.

Summary of Product Warranty
The following table summarizes the activity related to the estimated accrued warranty reserve for the three-month periods ended June 30, 2023 and July 1, 2022:

	Three-month periods ended
(In thousands)	June 30, 2023	July 1, 2022
Beginning balance	$22,591	$10,485
Provision (release) for warranties issued	(1,582)	127
Payments	(278)	(225)

Ending balance	$20,731	$10,387

The following table summarizes the activity related to the estimated accrued warranty reserve for the fiscal years ended March 31, 2023 and 2022:

	As of March 31,
(In thousands)	2023	2022
Beginning balance	$10,485	$17,085
Provision (release) for warranties issued(1)	13,099	(5,159)
Payments	(993)	(1,441)

Ending balance	$22,591	$10,485

(1)	During fiscal year ended March 31, 2023, the Company identified a specific design issue with a non-core
product, and recorded an additional $8.7 million charge to cost of sales on its consolidated statement of operations and comprehensive income, related to future remediation costs, which may include replacement parts and services.

Summary of Property, Plant and Equipment

	Depreciable life (In years)	As of March 31,
(In thousands)		2023	2022
Machinery and equipment	3-8	$9,062	$8,535
Leasehold improvements	Up to 5	4,302	4,148
Furniture, fixtures, computer equipment and software	3-7	10,080	6,111
Construction-in-progress	—	1,111	2,511

		24,555	21,305
Accumulated depreciation		(17,300)	(13,882)

Property and equipment, net		$7,255	$7,423

Redeemable Noncontrolling Interest
The following table present a reconciliation of the change in redeemable non-controlling
interests for the period presented:

Three-month period ended June 30, 2023
(in thousands)
Balance at beginning of period	$3,560,628
Net income attributable to redeemable non-controlling interests	43,216
Redemption value adjustment	305,678

Balance at end of period	$3,909,522

(in thousands)	Fiscal year ended March 31, 2023
Balance at beginning of period	$—
Establishment of non-controlling interests	265,564
Net income attributable to redeemable non-controlling interests	2,446
Redemption value adjustment	3,292,618

Balance at end of period	$3,560,628